Property, Plant And Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant And Equipment [Abstract]
Schedule Of Property, Plant And Equipment

	December 31,		Approximate Range	Weighted Average
	2014	2013	of Useful Lives	Useful Life
Utility plant and equipment:
Mains and accessories	$2,516,895	$2,331,110	26 - 92 years	76 years
Services, hydrants, treatment plants and reservoirs	1,426,701	1,355,911	5 - 85 years	48 years
Operations structures and water tanks	252,908	238,371	14 - 70 years	47 years
Miscellaneous pumping and purification equipment	654,316	633,124	5 - 90 years	40 years
Meters, data processing, transportation and operating equipment	650,253	607,068	4 - 63 years	25 years
Land and other non-depreciable assets	100,009	85,076	-	-
Utility plant and equipment	5,601,082	5,250,660
Utility construction work in progress	116,644	116,229	-	-
Net utility plant acquisition adjustment	(20,164)	(24,808)	2 - 53 years (1)	24 years
Non-utility plant and equipment	9,455	8,787	3 - 25 years	7 years
Total property, plant and equipment	$5,707,017	$5,350,868

(1) Net utility plant acquisition adjustment is generally being amortized from 2 to 53 years, except where not permitted.